Shareholders' Equity - Preferred Stock Narrative (Details)								12 Months Ended
	Jan. 29, 2016 USD ($) $ / shares shares	Mar. 17, 2015 USD ($) $ / shares shares	Jan. 27, 2015 USD ($) $ / shares shares	Oct. 23, 2014 USD ($) shares	Sep. 09, 2014 USD ($) shares	Sep. 05, 2014 USD ($) shares	Jun. 17, 2014 USD ($) shares	Dec. 31, 2015 USD ($) d semi_annual_period quarterly_period director $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)
Class of Stock [Line Items]
Preferred stock dividends								$ 1,483,000,000	$ 1,044,000,000	$ 1,249,000,000
Issuance of preferred stock								$ 2,964,000,000	$ 5,957,000,000	1,008,000,000
Redemption of preferred stock										6,561,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01
Series Y Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares			44,000
Per annum dividend rate			6.50%					6.50%
Issuance of preferred stock			$ 1,100,000,000
Liquidation preference (in dollars per share) | $ / shares			$ 25,000					$ 25,000
Series AA Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares		76,000
Per annum dividend rate								6.10%
Issuance of preferred stock		$ 1,900,000,000
Liquidation preference (in dollars per share) | $ / shares		$ 25,000						$ 25,000
Series T Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate								6.00%
Liquidation preference (in dollars per share) | $ / shares								$ 100,000
Series V, X, W, and Z Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock									$ 6,000,000,000
Series V Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares							60,000
Per annum dividend rate								5.125%
Issuance of preferred stock							$ 1,500,000,000
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Series X Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares						80,000
Per annum dividend rate								6.25%
Issuance of preferred stock						$ 2,000,000,000
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Series W Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares					44,000
Per annum dividend rate					6.625%			6.625%
Issuance of preferred stock					$ 1,100,000,000
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Series Z Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares				56,000
Per annum dividend rate								6.50%
Issuance of preferred stock				$ 1,400,000,000
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Series V, X, W, Z Preferred Stock
Class of Stock [Line Items]
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock										6,600,000,000
Series U Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate								5.20%
Issuance of preferred stock										1,000,000,000
Liquidation preference (in dollars per share) | $ / shares								$ 25,000
Series L Preferred Stock
Class of Stock [Line Items]
Per annum dividend rate								7.25%
Liquidation preference (in dollars per share) | $ / shares								$ 1,000
Preferred stock to be convertible into common shares (in shares) | shares								20
Number of trading days | d								20
Period of consecutive trading days								30 days
Threshold percentage of common stock closing price								130.00%
Preferred Stock, Excluding Series T Preferred
Class of Stock [Line Items]
Number of semi annual periods in arrears (or more) | semi_annual_period								3
Number of quarterly periods in arrears (or more) | quarterly_period								6
Number of additional directors to be elected | director								2
Number of semi annual periods for termination (or more) | semi_annual_period								2
Number of quarterly periods for termination (or more) | quarterly_period								4
Retained Earnings
Class of Stock [Line Items]
Preferred stock dividends								$ 1,483,000,000	1,044,000,000	1,249,000,000
Redemption of preferred stock										100,000,000
Retained Earnings | Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock										100,000,000
Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock								$ 2,964,000,000	$ 5,957,000,000	1,008,000,000
Redemption of preferred stock										6,461,000,000
Preferred Stock | Preferred Stock Series H, J, 6, 7, and 8
Class of Stock [Line Items]
Redemption of preferred stock										$ 6,500,000,000
Subsequent Event | Series CC Preferred Stock
Class of Stock [Line Items]
Shares issued during the period (in shares) | shares	44,000
Per annum dividend rate	6.20%
Issuance of preferred stock	$ 1,100,000,000
Liquidation preference (in dollars per share) | $ / shares	$ 25,000